Deferred Taxes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Deferred Taxes
(16)	Deferred Taxes
Deferred tax assets and liabilities recognized as of the reporting and comparative periods break down as follows:

	Deferred tax assets		Deferred tax liabilities		Net balances
($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019	As of Dec. 31, 2020	As of Dec. 31, 2019	As of Dec. 31, 2020	As of Dec. 31, 2019
Property, plant and equipment	—	—	(17.4)	(12.5)	(17.4)	(12.5)
Intangible assets	—	—	(371.9)	(372.7)	(371.9)	(372.7)
Right-of-use assets	—		(29.5)	(4.9)	(29.5)	(4.9)
Inventories	10.5	11.7	—	—	10.5	11.7
Employee benefits	32.1	28.6	—	—	32.1	28.6
Other temporary non-deductible provisions	4.9	4.2	—	—	4.9	4.2
Lease liabilities	23.3		—		23.3
Other temporary tax deductions	6.5	3.4	—	—	6.5	3.4

Unused tax losses	0.8	2.1	—	—	0.8	2.1

Total	78.1	50.0	(418.8)	(390.1)	(340.7)	(340.1)

Netting	(78.1)	(50.0)	78.1	50.0	—	—

Total recognized deferred tax assets and liabilities	—	—	(340.7)	(340.1)	(340.7)	(340.1)

A decrease of $19.1 million of net deferred tax liabilities was recognized through profit or loss resulting from amortization of intangible assets originating from the purchase accounting in 2017. Actuarial losses in connection with defined benefit obligations had an equity-increasing effect from deferred taxes of $1.1 million, which is included in other comprehensive income. Moreover, deferred taxes on currency translation increased net deferred tax liabilities by $20.8 million. As of the reporting date, deferred income taxes have initially been considered on differences between the book value of
Right-of-use
assets reduced by the book value of lease liabilities and the respective tax base leading to a net deferred asset of $0.3 million. The deferred tax liability of $4.9 million on
Right-of-use
assets as of Dec. 31, 2019 is related to favorable lease resulting from purchase price accounting in 2017.
Some of the group holding companies are carrying forward losses that cannot be utilized in the foreseeable future. These holding companies are recognizing a positive fair value of its derivative financial instruments of $26 million (2019: $9.5 million); however a deferred tax liability has not been recognized as it would have been netted against a possible deferred tax asset from these tax losses.